Leases - Disclosure Of Quantitative Information About Right Of Use Assets (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Opening net book amount	¥ 804,990
Depreciation charge	(578,014)	¥ (608,889)	¥ (604,018)
Closing net book amount	754,010	804,990
Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening net book amount	804,990	973,547	914,960
Additions	589,488	501,663	697,403
Early termination	(62,454)	(61,331)	(34,798)
Depreciation charge	(578,014)	(608,889)	(604,018)
Closing net book amount	754,010	804,990	973,547
Cost [member] | Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening net book amount	1,500,951	1,810,222
Closing net book amount		1,500,951	1,810,222
Accumulated depreciation | Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening net book amount	¥ (746,941)	(1,005,232)
Closing net book amount		¥ (746,941)	¥ (1,005,232)